Private Placement	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 425,000 Private Placement Units, at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $4,250,000. Each Private Placement Unit consists of one Class A ordinary share and one Private Placement Right. Inflection Point Fund I LP (which is not affiliated with any member of the Company’s management) (“Inflection Point”), indirectly purchased, through the purchase of non-managing sponsor membership interests, all 425,000 of the Private Placement Units at a price of $10.00 per unit ($4,250,000 in the aggregate) in the private placement. Subject to Inflection Point purchasing, through the Sponsor, the Private Placement Units allocated to it in connection with the closing of the Initial Public Offering, the Sponsor issued membership interests at a nominal purchase price to Inflection Point reflecting interests in an aggregate of 5,266,667 founder shares held by the Sponsor. In addition, it is expected that as a non-managing member of the Sponsor group, Inflection Point can assist the Sponsor in administrative and ongoing efforts related to the completion of the Business Combination.

The Private Placement Units are identical to the public Units sold in the Initial Public Offering except that, so long as they are held by the Sponsor or their permitted transferees, the Private Placement Units (including their component securities) (i) may not (including the Class A ordinary shares issuable upon conversion of these Private Placement Rights), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination and (ii) are entitled to registration rights.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial

Business Combination or to redeem 100% of the public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 425,000 Private Placement Units, at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $4,250,000. Each Private Placement Unit consists of one Class A ordinary share and one Private Placement Right. Inflection Point Fund I LP (an affiliate of a member of the Company’s management) (“Inflection Point”), indirectly purchased, through the purchase of non-managing sponsor membership interests, all 425,000 of the Private Placement Units at a price of $10.00 per unit ($4,250,000 in the aggregate) in the private placement. Subject to Inflection Point purchasing, through the Sponsor, the Private Placement Units allocated to it in connection with the closing of the Initial Public Offering, the

Sponsor issued membership interests at a nominal purchase price to Inflection Point reflecting interests in an aggregate of 5,266,667 founder shares held by the Sponsor. In addition, it is expected that as a non-managing member of the Sponsor group, Inflection Point can assist the Sponsor in administrative and ongoing efforts related to the completion of the Business Combination.

The Private Placement Units are identical to the public Units sold in the Initial Public Offering except that, so long as they are held by the Sponsor or their permitted transferees, the Private Placement Units (including their component securities) (i) may not (including the Class A ordinary shares issuable upon conversion of these Private Placement Rights), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business Combination and (ii) are entitled to registration rights.

The Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial Business Combination; (ii) waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the public shares if the Company has not consummated an initial Business Combination within the Completion Window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity; (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fails to complete the initial Business Combination within the Completion Window, although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the Completion Window and to liquidating distributions from assets outside the Trust Account; and (iv) vote any founder shares or private placement shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.